Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Gross premiums written	$ 1,296.8	$ 1,219.0	$ 3,137.2	$ 2,941.9
Net premiums written	769.2	698.9	1,949.5	1,725.3
Net premiums earned	581.1	538.0	1,149.6	1,141.0
Losses and loss adjustment expenses	(292.6)	(296.7)	(516.4)	(725.9)
Policy acquisition expenses	(256.4)	(239.6)	(495.7)	(485.9)
General and administrative expenses	(29.3)	(22.3)	(58.5)	(44.3)
Underwriting income/(loss)	2.8	(20.6)	79.0	(115.1)
Net investment income	44.0	44.6	87.7	94.1
Net realized and unrealized investment gains	24.9	6.7	23.3	12.6
Corporate and other expenses	(2.3)	(1.2)	(2.7)	(1.2)
Net foreign exchange gains (losses)	(3.9)	2.0	(4.0)	(0.5)
Financing costs	(12.6)	(9.3)	(27.3)	(18.0)
Income/(loss) before income taxes	52.9	22.2	156.0	(28.1)
Income tax expense (benefit)	(8.5)	(2.5)	(3.6)	5.3
Net income/(loss)	44.4	19.7	152.4	(22.8)
Losses and loss adjustment expenses incurred - current year	(325.3)	(207.5)	(552.2)	(677.5)
Losses and loss adjustment expenses incurred - prior accident years	32.7	(89.2)	35.8	(48.4)
Losses and loss adjustment expenses incurred - total	$ (292.6)	$ (296.7)	$ (516.4)	$ (725.9)
Underwriting Ratios
Loss ratio - current year	56.00%	38.50%	48.00%	59.40%
Loss ratio - prior accident years	(5.60%)	16.60%	(3.10%)	4.20%
Loss ratio - total	50.40%	55.10%	44.90%	63.60%
Policy acquisition expense ratio	32.00%	31.40%	29.40%	29.50%
Underwriting ratio	82.40%	86.50%	74.30%	93.10%
The Fidelis Partnership commissions ratio	12.10%	13.10%	13.70%	13.10%
General and administrative expense ratio	5.00%	4.10%	5.10%	3.90%
Combined ratio	99.50%	103.70%	93.10%	110.10%
Insurance
Segment Reporting [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 5.5	$ (105.9)
Reinsurance
Segment Reporting [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			30.3	57.5
Operating Segments | Insurance
Segment Reporting [Line Items]
Gross premiums written	$ 913.5	$ 902.3	2,349.6	2,169.3
Net premiums written	543.5	546.2	1,547.5	1,355.1
Net premiums earned	514.7	458.9	1,029.6	970.8
Losses and loss adjustment expenses	(301.2)	(291.8)	(529.0)	(573.2)
Policy acquisition expenses	(163.9)	(148.9)	(303.1)	(297.1)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income/(loss)	49.6	18.2	197.5	100.5
Losses and loss adjustment expenses incurred - current year	(321.9)	(178.4)	(534.5)	(467.3)
Losses and loss adjustment expenses incurred - prior accident years	20.7	(113.4)	5.5	(105.9)
Losses and loss adjustment expenses incurred - total	$ (301.2)	$ (291.8)	$ (529.0)	$ (573.2)
Underwriting Ratios
Loss ratio - current year	62.50%	38.90%	51.90%	48.10%
Loss ratio - prior accident years	(4.00%)	24.70%	(0.50%)	10.90%
Loss ratio - total	58.50%	63.60%	51.40%	59.00%
Policy acquisition expense ratio	31.80%	32.40%	29.40%	30.60%
Underwriting ratio	90.30%	96.00%	80.80%	89.60%
Operating Segments | Reinsurance
Segment Reporting [Line Items]
Gross premiums written	$ 383.3	$ 316.7	$ 787.6	$ 772.6
Net premiums written	225.7	152.7	402.0	370.2
Net premiums earned	66.4	79.1	120.0	170.2
Losses and loss adjustment expenses	8.6	(4.9)	12.6	(152.7)
Policy acquisition expenses	(22.0)	(20.1)	(35.3)	(39.8)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income/(loss)	53.0	54.1	97.3	(22.3)
Losses and loss adjustment expenses incurred - current year	(3.4)	(29.1)	(17.7)	(210.2)
Losses and loss adjustment expenses incurred - prior accident years	12.0	24.2	30.3	57.5
Losses and loss adjustment expenses incurred - total	$ 8.6	$ (4.9)	$ 12.6	$ (152.7)
Underwriting Ratios
Loss ratio - current year	5.10%	36.80%	14.80%	123.50%
Loss ratio - prior accident years	(18.10%)	(30.60%)	(25.30%)	(33.80%)
Loss ratio - total	(13.00%)	6.20%	(10.50%)	89.70%
Policy acquisition expense ratio	33.10%	25.40%	29.40%	23.40%
Underwriting ratio	20.10%	31.60%	18.90%	113.10%
Other
Segment Reporting [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(70.5)	(70.6)	(157.3)	(149.0)
General and administrative expenses	(29.3)	(22.3)	(58.5)	(44.3)
Losses and loss adjustment expenses incurred - total	$ 0.0	$ 0.0	$ 0.0	$ 0.0